Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based On:			Net Income (millions)(6)	Non-GAAP Subscription Revenues (millions)(7)
					NOW Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Add'l Measure: 2023 Peer Group Total Shareholder Return(5)
2023	$37,606,244	$184,779,698	$15,903,489	$45,349,258	$250	$245	$145	$1,731	$8,634
2022	$38,502,528	$(76,345,721)	$13,629,762	$(6,507,023)	$138	$156	$95	$325	$7,056
2021	$165,802,037	$136,180,680	$27,586,570	$29,995,940	$230	$215	$175	$230	$5,627
2020	$25,124,056	$91,533,759	$11,461,127	$30,073,951	$195	$143	$172	$119	$4,280

Company Selected Measure Name	non-GAAP subscription revenues
Named Executive Officers, Footnote	Mr. McDermott served as CEO for each of the years shown in the table above. The other NEOs for those years were as follows:
•2023: Mr. Desai, Ms. Mastantuono, Mr. Smith and Ms. Canney.
•2022: Mr. Desai, Ms. Mastantuono, Mr. Smith and Lara Caimi.
•2021: Mr. Desai, Ms. Mastantuono, Ms. Canney and Mr. Elmer.
	•2020: Mr. Desai, Ms. Mastantuono, Kevin Haverty, Mr. Elmer and David Schneider.
Peer Group Issuers, Footnote	As an additional measure, we are providing our 2023 Peer Group (as defined below) TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As further described in the section titled “Compensation Discussion & Analysis—Section 3- Compensation Policies and Practices—Peer Companies,” the 2023 Peer Group includes the following companies: Adobe Inc., Autodesk, Inc., Block, Inc., eBay Inc., Electronic Arts Inc., Intuit Inc., Palo Alto Networks, Inc., PayPal Holdings, Inc., salesforce.com, inc., Twilio Inc., Twitter, Inc., VMware, Inc., Workday, Inc., and Zoom Video Communications, Inc. (the “2023 Peer Group”). The values represent the TSR of the 2023 Peer Group based on a $100 investment as of December 31, 2019, valued again on each of December 31, 2020, 2021, 2022 and 2023. We have provided this 2023 Peer Group TSR as an additional measure to supplement this pay versus performance disclosure and to provide further context to the Compensation Committee’s pay decisions.
PEO Total Compensation Amount	$ 37,606,244	$ 38,502,528	$ 165,802,037	$ 25,124,056
PEO Actually Paid Compensation Amount	$ 184,779,698	(76,345,721)	136,180,680	91,533,759
Adjustment To PEO Compensation, Footnote	The 2023 Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs for each year were subject to the following adjustments as required by Regulation S-K Item 402(v) (2)(iii) to calculate “compensation actually paid”:

	2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
SCT Total	$37,606,244	$15,903,489	$38,502,528	$13,629,762	$165,802,037	$27,586,570	$25,124,056	$11,461,127
Adjustments
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the SCT(a)	(32,777,514)	(13,794,024)	(27,303,411)	(12,226,497)	(162,227,838)	(26,286,112)	(18,408,206)	(10,193,879)
Item 402(v) Equity Award Adjustments(b)	179,950,968	43,239,793	(87,544,838)	(7,910,288)	132,606,482	28,695,481	84,817,909	28,806,702
“Compensation Actually Paid”	$184,779,698	$45,349,258	$(76,345,721)	$(6,507,023)	$136,180,680	$29,995,940	$91,533,759	$30,073,951
CEO Equity Award Adjustments

Year	Year End Fair Value of Equity Awards Granted in the Year that Were Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Fair Value Change between Vesting Date and Prior Year End Value of Awards Granted in a Prior Year that Vested in the Year	Total Equity Award Adjustments
2023	$54,653,016	$112,313,566	$1,406,353	$11,578,033	$179,950,968
2022	$14,894,853	$(89,965,790)	$809,616	$(13,283,517)	$(87,544,838)
2021	$117,417,845	$13,079,597	$826,582	$1,282,458	$132,606,482
2020	$33,803,085	$39,987,825	$810,586	$10,216,413	$84,817,909

Non-PEO NEO Average Total Compensation Amount	$ 15,903,489	13,629,762	27,586,570	11,461,127
Non-PEO NEO Average Compensation Actually Paid Amount	$ 45,349,258	(6,507,023)	29,995,940	30,073,951
Adjustment to Non-PEO NEO Compensation Footnote	The 2023 Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs for each year were subject to the following adjustments as required by Regulation S-K Item 402(v) (2)(iii) to calculate “compensation actually paid”:

	2023		2022		2021		2020
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
SCT Total	$37,606,244	$15,903,489	$38,502,528	$13,629,762	$165,802,037	$27,586,570	$25,124,056	$11,461,127
Adjustments
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the SCT(a)	(32,777,514)	(13,794,024)	(27,303,411)	(12,226,497)	(162,227,838)	(26,286,112)	(18,408,206)	(10,193,879)
Item 402(v) Equity Award Adjustments(b)	179,950,968	43,239,793	(87,544,838)	(7,910,288)	132,606,482	28,695,481	84,817,909	28,806,702
“Compensation Actually Paid”	$184,779,698	$45,349,258	$(76,345,721)	$(6,507,023)	$136,180,680	$29,995,940	$91,533,759	$30,073,951
Other NEOs Equity Award Adjustments

Year	Average Year End Fair Value of Equity Awards Granted in the Year that Were Outstanding and Unvested as of Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Fair Value Change between Vesting Date and Prior Year End Value of Awards Granted in a Prior Year that Vested in the Year	Total Average Equity Award Adjustments
2023	$23,000,088	$17,681,114	$591,699	$1,966,892	$43,239,793
2022	$6,619,747	$(12,383,818)	$314,371	$(2,460,588)	$(7,910,288)
2021	$26,370,205	$1,496,181	$255,511	$573,584	$28,695,481
2020	$18,125,366	$4,727,906	$422,647	$5,530,783	$28,806,702

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and 3-Year TSR of the Company, the S&P Systems Software Index and, Supplementally, the 2023 Peer Group

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs generally align with the Company’s TSR over the last four years, as shown in the graph below. This graph compares the compensation actually paid against the total shareholder return of the Company, the S&P Systems Software Index and our 2023 Peer Group in the period from December 31, 2019 through December 31, 2023.

The compensation actually paid and the Company’s TSR over the last four years is closely aligned because, as discussed above, a significant portion of the compensation actually paid to Mr. McDermott and the other NEOs is comprised largely of equity awards. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price.

The Company’s TSR over the four-year period presented in the table was 150% and the S&P Systems Software Index TSR was 145%. The Company’s TSR outperformed the S&P Systems Software Index in all of the years presented in the graphic above, except for 2022 when the Company’s TSR trended similarly downwards with the S&P Systems Software Index, reflecting the economic uncertainty experienced by the enterprise software industry during that year.
Further, as explained in the CD&A, the Compensation Committee considers the pay practices among peer companies in its deliberations on compensation matters, including to ensure the Company’s pay practices remain competitive. The Company’s outperformance of the 2023 Peer Group in terms of TSR over the last three years provides support for the Compensation Committee’s pay decisions.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs is not always aligned with the Company’s net income, as shown in the graph to the right, primarily due to the large percentage of our NEOs’ total annual compensation comprised of equity awards and, thus, the much greater sensitivity of compensation actually paid to our stock price. As a result, although net income has increased over the last four years, compensation actually paid has fluctuated more in line with our stock price during that period.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Non-GAAP Subscription Revenues

The compensation actually paid to Mr. McDermott, the average compensation actually paid to the other NEOs and the Company’s non-GAAP subscription revenues over the last four years is presented to the right. While the Compensation Committee evaluates performance relative to several financial and non-financial performance measures for purposes of determining incentive-based pay, the Company believes non-GAAP subscription revenues is the most important financial performance measure for 2023 used to link compensation actually paid to Company performance because it measures our success in attracting and retaining customers and provides an indication of the long-term health of the Company. For this reason, the Company utilizes non-GAAP subscription revenues when setting performance goals as part of the annual cash incentive plan. Similar to the relationship between compensation actually paid and net income shown and described above, this graph shows significant growth in subscription revenues over the last four years, while compensation actually paid has fluctuated more in line with changes in our stock price.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and 3-Year TSR of the Company, the S&P Systems Software Index and, Supplementally, the 2023 Peer Group

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs generally align with the Company’s TSR over the last four years, as shown in the graph below. This graph compares the compensation actually paid against the total shareholder return of the Company, the S&P Systems Software Index and our 2023 Peer Group in the period from December 31, 2019 through December 31, 2023.

The compensation actually paid and the Company’s TSR over the last four years is closely aligned because, as discussed above, a significant portion of the compensation actually paid to Mr. McDermott and the other NEOs is comprised largely of equity awards. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price.

The Company’s TSR over the four-year period presented in the table was 150% and the S&P Systems Software Index TSR was 145%. The Company’s TSR outperformed the S&P Systems Software Index in all of the years presented in the graphic above, except for 2022 when the Company’s TSR trended similarly downwards with the S&P Systems Software Index, reflecting the economic uncertainty experienced by the enterprise software industry during that year.
Further, as explained in the CD&A, the Compensation Committee considers the pay practices among peer companies in its deliberations on compensation matters, including to ensure the Company’s pay practices remain competitive. The Company’s outperformance of the 2023 Peer Group in terms of TSR over the last three years provides support for the Compensation Committee’s pay decisions.

Tabular List, Table	•non-GAAP subscription revenues; •non-GAAP operating margin; •free cash flow margin; and •NNACV.
Total Shareholder Return Amount	$ 250	138	230	195
Peer Group Total Shareholder Return Amount	245	156	215	143
Net Income (Loss)	$ 1,731,000,000	$ 325,000,000	$ 230,000,000	$ 119,000,000
Company Selected Measure Amount	8,634,000,000	7,056,000,000	5,627,000,000	4,280,000,000
PEO Name	Mr. McDermott
Additional 402(v) Disclosure	Reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” columns of the SCT for the covered year, calculated in accordance with ASC Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the year-end fair value of any equity awards granted in the covered year that are outstanding and unvested as of the end of the year; (ii) the change as of the end of the covered year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered year; (iii) for awards that are granted and vest in the same covered year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the covered year, the change as of the vesting date (from the end of the prior fiscal year) in fair value. Equity values are calculated in accordance with ASC Topic 718. Valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The amounts deducted or added in calculating the equity award adjustments for the CEO and other NEOs are as follows: Represents the total shareholder return (“TSR”) of a $100 investment in the Company’s shares as of December 31, 2019, valued again on each of December 31, 2020, 2021, 2022 and 2023.Represents the TSR of the S&P Systems Software index based on a $100 investment as of December 31, 2019, valued again on each of December 31, 2020, 2021, 2022 and 2023.Net income as reported in the Company’s audited financial statements.
Peer Group Total Shareholder Return 2023	$ 145	$ 95	$ 175	$ 172
Measure:: 1
Pay vs Performance Disclosure
Name	non-GAAP subscription revenues;
Non-GAAP Measure Description	The Company has identified non-GAAP subscription revenues as the most important financial performance measure used to link compensation actually paid to the CEO and other NEOs for 2023 to the Company’s performance as this measure is used to determine executive compensation. “Financial performance measure” for these purposes is defined by SEC rules to mean a measure determined and presented in accordance with GAAP or any measures derived wholly or in part from such measures or the Company’s stock price or total shareholder return. The Company has determined that NNACV, which represents bookings from new customers and additional bookings from existing customers, does not qualify as a financial performance measure for these purposes. A definition and detailed description of the non-GAAP subscription revenues metric used to make compensation decisions is included in “Compensation Discussion and Analysis—Section 2- 2023 Executive Compensation Program—2023 Annual Cash Incentive.”
Measure:: 2
Pay vs Performance Disclosure
Name	non-GAAP operating margin;
Measure:: 3
Pay vs Performance Disclosure
Name	free cash flow margin
Measure:: 4
Pay vs Performance Disclosure
Name	NNACV
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,777,514)	(27,303,411)	(162,227,838)	(18,408,206)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,950,968	(87,544,838)	132,606,482	84,817,909
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	54,653,016	14,894,853	117,417,845	33,803,085
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	112,313,566	(89,965,790)	13,079,597	39,987,825
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,406,353	809,616	826,582	810,586
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,578,033	(13,283,517)	1,282,458	10,216,413
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,794,024)	(12,226,497)	(26,286,112)	(10,193,879)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,239,793	(7,910,288)	28,695,481	28,806,702
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	23,000,088	6,619,747	26,370,205	18,125,366
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	17,681,114	(12,383,818)	1,496,181	4,727,906
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	591,699	314,371	255,511	422,647
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 1,966,892	$ (2,460,588)	$ 573,584	$ 5,530,783